Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	December 31, 2021	June 30, 2022
Assets:
Cash and marketable securities held in Trust Account	1	$172,580,609	$172,882,919

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136	946,908
Warrant Liabilities – Private Placement Warrants	3	3,131,574	570,889
Working Capital Loan	3	—	526,700

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$172,580,609

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136
Warrant Liabilities – Private Placement Warrants	3	3,131,574

Schedule of provides quantitative information regarding Level 3 fair value measurements
	As of June 30, 2022	As of December 31, 2021
Stock price	$9.99	$9.84
Strike price	$11.50	$11.50
Volatility	2.7%	12.2%
Risk-free rate	2.98%	1.17%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.11	$0.60
	As of June 30, 2022	As of April 1, 2022	As of January 31, 2022
Stock price	$9.99	$9.94	$9.87
Strike price	$11.50	$11.50	$11.50
Volatility	10.1%	3.8%	9.1%
Risk-free rate	2.98%	2.40%	2.40%
Probability of Business Combination occurring	75%	75%	75%
Dividend yield	0.0%	0.0%	0.0%

	At January 11, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	$9.64	$9.84
Strike price	$11.50	$11.50
Volatility	14.1%	12.2%
Risk-free rate	0.56%	1.17%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.72	$0.60

Schedule of change in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in valuation inputs or other assumptions	(832,000)	(1,380,000)	(2,212,000)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of March 31, 2021	$2,912,000	$—	$2,912,000
Change in valuation inputs or other assumptions	988,000	—	988,000
Fair value as of June 30, 2021	$3,900,000	$—	$3,900,000
Private Placement
Fair value as of January 1, 2022	$3,131,574
Change in fair value	(2,403,574)
Fair value as of March 31, 2022	$728,000
Change in fair value	(157,111)
Fair value as of June 30, 2022	$570,889
Working Capital Loan
Fair value as of January 1, 2022	$—
Initial measurement at January 31, 2022	264,900
Change in fair value	(5,400)
Fair value as of March 31, 2022	$259,500
Initial measurement at April 1, 2022	83,396
Initial measurement at June 30, 2022	184,807
Change in fair value	(1,003)
Fair value as of June 30, 2022	$526,700

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in fair value	(612,426)	(1,380,000)	(1,992,426)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of December 31, 2021	3,131,574	—	3,131,574